Employment Contracts (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Contractors [Abstract]
Schedule of Share-based Compensation, Activity [Table Text Block]	As of June 30, 2014, the Company has a total of 924,300 shares of its common stock reserved for the following employment contracts:

Employee or Position	Shares
Chief Operating Officer	97,500
Vice President of Customer Support	196,800
Chief Executive Officer	-
Non-Employee Interim Chief Financial Officer	630,000
Total	924,300
As of December 31, 2013, the Company has a total of 548,550 shares of its common stock reserved for the following employment contracts:

Employee or Position	Shares
Chief Operating Officer	97,500
Vice President of Customer Support	196,800
Chief Executive Officer	150,000
Non-Employee Interim Chief Financial Officer	104,250
Total	548,550